Organization and Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share (Details) (10-K) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	1,500,000	1,100,000	1,130,384	135,300
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities			1,118,938	125,913
Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities			11,446	9,387